Financial Assets at Fair Value through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 1,488,239	¥ 1,695,585
Debt instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,392,889	1,657,206
Equity instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 95,350	¥ 38,379